Organization and Summary of Significant Accounting Policies - Property and Equipment (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years